OTHER INTANGIBLE ASSETS, NET (Schedule of Amortization of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OTHER INTANGIBLE ASSETS, NET [Abstract]
Amortization expense	$ 45	$ 48	$ 92
2013	43
2014	36
2015	27
2016	19
2017 and thereafter	46
Other intangibles, net	$ 171	$ 190